SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2014
SHARE-BASED COMPENSATION.
Summary of share-based compensation
	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2012	2013	2014

Cost of revenues	$417,984	$105,756	$47,894
Selling and marketing	1,497,266	1,814,748	1,161,593
General and administrative	5,985,993	6,363,396	7,135,803

Total	$7,901,243	$8,283,900	$8,345,290

Summary of activities of non-vested shares granted under the 2010 Share Incentive Plan
	Number of	Weighted
	nonvested	average grant date
	shares	fair value

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

Granted	6,845,800	5.56
Forfeited	663,500	5.26
Vested	1,873,398	4.55

Outstanding as of February 28, 2013	7,711,512	5.24

Granted	1,591,800	7.67
Forfeited	276,836	5.48
Vested	1,784,364	5.08

Outstanding as of February 28, 2014	7,242,112	5.80